ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
11.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2019	2018
Outstanding gaming chips and tokens	$473,330	$638,702
Advance customer deposits and ticket sales	255,884	386,869
Gaming tax and license fee accruals	217,773	223,681
Staff cost accruals	169,622	147,049
Operating expense and other accruals and liabilities	117,338	123,223
Property and equipment payables	69,097	63,178
Interest expenses payable	49,298	14,754
Loyalty program liabilities	39,591	46,729
Construction costs payables	28,583	27,445

	$1,420,516	$1,671,630